LEASES - Lessor - Lease Rental Receivables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Direct financing leases	¥ 175,708	$ 27,572	¥ 369,147
Sales-type leases	122,656	19,248	127,980
Current assets	298,364	46,820	497,127
Non-current assets:
Direct financing leases	134,010	21,029	344,425
Sales-type leases	101,419	15,915	303,253
Non-current assets	235,429	36,944	647,678
Net investment in financing leases	¥ 533,793	$ 83,764	¥ 1,144,805